On behalf of SunAmerica Senior Floating Rate Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are eXtensible Business Reporting Language (“XBRL”) exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the supplement to the Prospectus and Statement of Additional Information, each dated May 1, 2014 as supplemented July 28, 2014 pursuant to Rule 497(e).  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing (SEC Accession No. 0001193125-14-282154).